Summary of Significant Accounting Policies - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of changes in accounting estimates [line items]
Contract period (in year)	1 year
Development costs	$ 34,000	$ 43,000
Restricted cash	$ 305	$ 0
Lease term	12 months
Bottom of range
Disclosure of changes in accounting estimates [line items]
Tax rate effect from change in tax rate	12.00%
Top of range
Disclosure of changes in accounting estimates [line items]
Tax rate effect from change in tax rate	13.00%
Weighted average.
Disclosure of changes in accounting estimates [line items]
Tax rate effect from change in tax rate	7.80%
Software Licensing
Disclosure of changes in accounting estimates [line items]
Contract period (in year)	1 year